Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Detail)	Dec. 31, 2024
Tooling and molds
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives (in years)	2 years
Minimum | Furniture, fixtures, and warehouse equipment
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives (in years)	2 years
Minimum | Computer equipment, software and other
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives (in years)	3 years
Maximum | Furniture, fixtures, and warehouse equipment
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives (in years)	7 years
Maximum | Computer equipment, software and other
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives (in years)	5 years